September 9, 2016

ADVANTAGE FUNDS, INC.
- Dreyfus Opportunistic Small Cap Fund
- Dreyfus Technology Growth Fund
DREYFUS MANAGER FUNDS II
 - Dreyfus Balanced Opportunity Fund
Supplement to Current Statement of Additional Information
The following information supplements and supersedes any contrary information contained in the funds' Statement of Additional Information:
At the regular meeting of the Boards of Directors/Trustees (the "Board") of Advantage Funds, Inc. (the "Company"), on behalf of Dreyfus Opportunistic Small Cap Fund (the "Opportunistic Small Cap Fund") and Dreyfus Technology Growth Fund (the "Technology Growth Fund"), and Dreyfus Manager Funds II (the "Trust"), on behalf of Dreyfus Balanced Opportunity Fund (the "Balanced Opportunity Fund"), held on September 8, 2016, (1) the Company's Board redesignated the existing shares of the Opportunistic Small Cap Fund as Investor shares, authorized Opportunistic Small Cap Fund to offer Class I and Class Y shares as new classes of shares and authorized the Technology Growth Fund to offer Class Y shares as a new class of shares; and (2) the Trust's Board authorized the Balanced Opportunity Fund to offer Class Y shares as a new class of shares.
The new classes of shares for the Opportunistic Small Cap Fund, Technology Growth Fund and Balanced Opportunity Fund will be offered beginning September 30, 2016.  The existing shares of the Opportunistic Small Cap Fund will be redesignated as Investor shares effective September 30, 2016.
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Effective September 30, 2016, the following information supplements the information contained in "Certain Portfolio Manager Information":
The following table lists the number and types of accounts advised by certain primary portfolio managers of Dreyfus Balanced Opportunity Fund and assets under management in those accounts as of July 31, 2016:

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed

Mark A. Bogar	9	$3.6B	5	$187.1M	11	$608.2M
Andrew Leger	9	$3.6B	5	$187.1M	11	$608.2M
James A. Lydotes	9	$3.6B	5	$187.1M	11	$608.2M

As of July 31, 2016, Messrs. Bogar, Leger and Lydotes did not manage any accounts subject to performance-based advisory fees.

As of July 31, 2016, Messrs. Bogar, Leger and Lydotes did not beneficially own any shares of Dreyfus Balanced Opportunity Fund.